Equity - Share issuance costs (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital
Shared issued costs	R$ 71.3	R$ 21.5
IPO
Disclosure of classes of share capital
Shared issued costs	68.6
Tax credits from income tax and social contribution	(23.3)
Shared issued costs, net	45.3
HNA
Disclosure of classes of share capital
Additional share issuance costs	R$ 26.0